Reconciliation of Financial Statements to Form 5500 - Employee Benefit Plan, Schedule of Reconciliation of Net Assets Available for Benefits Per The Financial Statements to Form 5500 (Details) - EBP 002 [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,697,061,929	$ 1,551,332,975
Amounts allocated to withdrawn participants	(310,255)	(29,787)
Net assets available for benefits per the Form 5500	$ 1,696,751,674	$ 1,551,303,188